Intangible Assets (Details Narrative) - KSix Media, Inc. and Subsidiaries [Member] - USD ($)	2 Months Ended
	Dec. 31, 2014	Dec. 23, 2014
Intangible assets of customer lists and related costs	$ 1,143,162	$ 1,143,162
Estimated useful life of existing contracts	3 years